SEGMENTED INFORMATION - GEOGRAPHIC INFORMATION (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Geographic Information
Revenues	CAD 33,794	CAD 37,641
Property, plant and equipment, net	64,434	53,830
Canada
Geographic Information
Revenues	11,087	14,963
Property, plant and equipment, net	30,656	27,420
United States
Geographic Information
Revenues	22,707	22,678
Property, plant and equipment, net	CAD 33,778	CAD 26,410